CONSOLIDATED STATEMENTS OF CASH FLOWS - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow from operating activities
Profit before tax	$ 55,436,928	$ 27,226,764	$ 53,225,468
Adjustments	(83,390,871)	28,541,951	(83,878,457)
Depreciation and amortization	10,973,223	10,872,882	11,954,961
Net impairment loss of financial assets	31,673,263	24,880,294	34,885,539
Accrued interest	(339,871,098)	(242,154,064)	(234,860,648)
Exchange rate	(1,212,110)	44,868,750	(30,776,671)
Inflation effect on cash and cash equivalents balances	207,564,086	179,333,328	141,667,480
Gain on sale of Prisma Medios de Pagos S.A.	(500,304)		0
Put option - Prisma Medios de Pagos S.A.	0	2,302,454	(1,461,299)
Remeasurement - Prisma Medios de Pagos S.A.	0	2,889,935	(9,905,348)
Other adjustments	7,982,069	5,548,372	4,617,529
Net decreases in operating assets:	(110,569,171)	(31,198,476)	(406,709,307)
Financial assets at fair value through profit or loss (FVTPL)	(17,715,486)	7,038,303	18,293,100
Financial assets at amortized cost
Other financial assets	(2,990,991)	21,792,718	(17,963,448)
Loans and advances to financial institutions	3,771,960	(3,378,201)	10,165,038
Loans and advances to customers	(17,186,497)	55,181,169	(93,087,259)
Loans and advances to government sector	42	62	206
Loans and advances to central bank	(9,034)
Reverse repurchase agreements	214,270,712	(123,792,355)	(142,750,718)
Debt securities	863,521	(38,681,287)
Financial assets at fair value through other comprehensive income	(305,388,612)	47,950,371	(172,476,923)
Other assets	13,815,214	2,690,744	(8,889,303)
Net increases (decreases) in operating liabilities:	(104,031,689)	(50,947,820)	220,538,727
Financial liabilities at amortized cost
Deposits from financial institutions	(83,278)	(2,110,178)	1,819,272
Deposits from customers	(63,624,584)	(36,436,410)	225,825,008
Deposits from government sector	(16,109,968)	9,238,630	4,797,279
Repurchase agreements	804,233	(452,947)	973,323
Financial liabilities at FVTPL	(277,729)	57,263	(14,070,624)
Other financial liabilities	(24,740,363)	(21,244,178)	1,194,469
Income tax paid	(1,625,192)	(7,316,563)	(47,818,796)
Interest received	633,201,377	424,822,001	356,503,640
Interest paid	(276,000,276)	(172,709,636)	(121,674,882)
Total cash flows generated by/(used in) operating activities	113,021,106	218,418,221	(29,813,607)
Cash flows from investing activities
Payments:	(28,289,796)	(15,667,059)	(9,779,864)
Purchase of property and equipment, intangible assets and other assets	(16,410,002)	(15,667,059)	(9,253,718)
Other payments related to investment activities	(11,879,794)	0	(526,146)
Collections:	1,136,924	4,662,498	1,831,363
Dividends received	1,136,924	4,662,498	1,831,363
Total cash flows used in investing activities	(27,152,872)	(11,004,561)	(7,948,501)
Cash flows from financing activities
Payments:	(9,059,776)	(5,056,785)	(35,784,592)
Dividends	(2,576,985)
Debt security payments - Capital	(747,514)	(2,166,016)	(21,246,214)
Debt security payments - Interest	0	(161,949)	(11,496,917)
Payment of lease liabilities	(2,143,061)	(2,728,820)	(3,041,461)
Financing by local financial institutions	(3,592,216)
Collections:	551,417	0	5,986,031
Debt securities issued - Capital	0	0	5,986,031
Other collections related to financing activities	551,417
Total cash flows used in financing activities	(8,508,359)	(5,056,785)	(29,798,561)
Effect of exchange rate changes on cash and cash equivalents	1,212,110	(44,868,750)	30,776,671
Inflation effect on cash and cash equivalents	(207,564,086)	(179,333,328)	(141,667,480)
Total changes in cash and cash equivalents	(128,992,101)	(21,845,203)	(178,451,478)
Cash and cash equivalents at the beginning of the year (Note 4)	425,189,092	447,034,295	625,485,773
Cash and cash equivalents at the end of the year (Note 4)	$ 296,196,991	$ 425,189,092	$ 447,034,295